USCF Daily Target 2X Copper Index ETF

Schedule of Investments

March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 89.7%
Money Market Funds - 89.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.27%(a)	587,850	$587,850

TOTAL SHORT-TERM INVESTMENTS (Cost $587,850)		587,850

TOTAL INVESTMENTS - 89.7% (Cost $587,850)		$587,850
Other Assets in Excess of Liabilities - 10.3%		67,438
TOTAL NET ASSETS - 100.0%		$655,288

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

  USCF Daily Target 2X Copper Index ETF

  Schedule of Futures Contracts

  March 31, 2025 (Unaudited)

The USCF Daily Target 2X Copper Index ETF and the USCF Copper Cayman Subsidiary had the following futures contracts outstanding with RCM Alternatives:

FUTURES CONTRACTS - (2.9)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Copper(a)	3	05/28/25	$6,040,800	$(5,002)
Copper(a)	3	09/26/25	1,524,300	(5,464)
Copper(a)	3	07/29/25	1,510,200	(5,002)
Micro Copper(a)	4	08/27/25	204,760	(775)
Micro Copper(a)	5	04/28/25	251,700	(2,248)
Micro Copper(a)	4	06/26/25	203,240	(692)
				(19,183)

Net Unrealized Appreciation (Depreciation)				(19,183)

(a)	All or a portion of the investment is a holding of the USCF Copper Cayman Subsidiary.